Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Provident Trust Strategy Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		12.99%	10.20%	12.63%
Provident Trust Strategy Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		9.12%	8.00%	10.93%
Provident Trust Strategy Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		10.45%	7.76%	10.17%